Related Party Transactions - Summary of Compensation of Key Officers by Benefit Type (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	₱ 318	₱ 384	₱ 582
Post-employment benefits	16	22	23
Other long-term employee benefits (Note 25)	254	168	72
Total compensation of PLDT key officers	₱ 588	₱ 574	₱ 677